GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 1,397,892	$ 1,205,342	$ 3,848,143	$ 8,171,232
Net Cash Provided by (Used in) Operating Activities	$ 292,031	$ 78,943	1,706,636	$ 6,795,445
Operating losses			$ 1,300,000